Employees (Tables)	12 Months Ended
Mar. 31, 2019
Employees
Schedule of number of employees by activity and segment

	2019	2018	2017
	Employees	Employees	Employees
By activity:
Operations	15,872	17,094	18,207
Selling and distribution	30,596	35,025	38,252
Customer care and administration	52,528	54,016	55,097
	98,996	106,135	111,556
By segment:
Germany	13,414	13,718	14,478
Italy	6,536	6,606	6,601
Spain	5,140	5,015	5,118
UK	11,525	12,379	13,238
Other Europe	12,413	11,760	15,801
Europe	49,028	49,478	55,236
India (Discontinued operations)	4,554	11,086	13,187
Vodacom	7,695	7,524	7,590
Other Markets	12,837	13,606	14,183
Rest of World	25,086	32,216	34,960
Common Functions	24,882	24,441	21,360
Total	98,996	106,135	111,556

Schedule of cost incurred in respect of employees (including Directors)

	2019	2018	2017
	€m	€m	€m
Wages and salaries	4,333	4,179	4,630
Social security costs	579	547	582
Other pension costs (note 24)	223	222	212
Share-based payments (note 25)	132	128	95
	5,267	5,076	5,519
India (Discontinued operations)	84	219	217
Total	5,351	5,295	5,736